Variable Interest Entity (Tables)	3 Months Ended
Mar. 31, 2013
Variable Interest Entity [Abstract]
Schedule of Variable Interest Entity
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant.

	As of March 31, 2013			As of December 31, 2012
	Consolidated	Starcapital	Velti	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$16,327	$2,070	$14,257	$36,571	$1,146	$35,425
Trade receivables, net	146,827	12,024	134,803	150,074	12,399	137,675
Accrued contract receivables, net	136,096	8,514	127,582	132,957	8,780	124,177
Consideration receivable from StarCapital - current	—	—	4,166	—	—	4,378
Prepayments	10,320	—	10,320	12,733	—	12,733
Other receivables and current assets	12,720	1,357	11,363	12,353	1,327	11,026
Total current assets	322,290	23,965	302,491	344,688	23,652	325,414
Property and equipment, net	12,004	204	11,800	13,073	210	12,863
Intangible assets, net	23,097	2,770	20,327	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	17,425	—	—	16,187
Goodwill	—	—	—	70,498	—	70,498
Other assets	16,487	1,465	15,022	14,782	1,511	13,271
Total assets	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$38,235	$683	$37,552	$37,786	$704	$37,082
Accrued liabilities	88,184	484	87,700	97,374	452	96,922
Consideration payable to Velti - current	—	4,166	—	—	4,378	—
Deferred revenue and current portion of deferred government grant	9,028	705	8,323	12,626	727	11,899
Current portion of acquisition related liabilities	33,444	—	33,444	33,352	—	33,352
Current portion of long-term debt and short-term financings	47,810	—	47,810	851	—	851
Income tax liabilities	10,753	856	9,897	9,953	883	9,070
Total current liabilities	227,454	6,894	224,726	191,942	7,144	189,176
Long-term debt	—	—	—	27,342	—	27,342
Deferred government grant - non-current	—	—	—	1,297	—	1,297
Acquisition related liabilities - non-current	2,233	—	2,233	2,221	—	2,221
Consideration payable to Velti - non-current	—	17,425	—	—	16,187	—
Other non-current liabilities	14,651	4,628	10,023	21,703	4,772	16,931
Total liabilities	244,338	28,947	236,982	244,505	28,103	236,967
Total Velti shareholders' equity	130,095	12	130,083	292,394	3	292,391
Non-controlling interests and variable interest entities	(555)	(555)	—	124	124	—
Total equity	129,540	(543)	130,083	292,518	127	292,391
Total liabilities and shareholders' equity	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358